First Trust Dow Jones Dividend and Income Allocation Portfolio Shareholder Fees	Dec. 31, 2025
First Trust Dow Jones Dividend and Income Allocation Portfolio | I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%